CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE 15 – CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES

The Company applies a systematic methodology to determine the allowance for credit losses for account receivables and net investments in direct financing and sales-type leases. Based upon a credit loss and risk factor analysis, since the Company only leases commercial vehicles to lessee customers, it considers its lessee customers as its only portfolio segment.

The Company further evaluated the portfolio by the class of the account receivables and net investments in direct financing and sales-type leases, which is defined as a level of information (below a portfolio segment) in which the receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk. The Company’s account receivables and net investments in direct financing and sales-type leases consist of the receivables from the net investment in direct financing and sales-type lease and the receivables from value-added services. The Company only offers the optional value-added services to existing customers who have a history of making on-time payments with the Company. The Company controls legal title to the commercial vehicles leased to the lessee customers and it is allowed to repossess the commercial vehicles if the lessee customer defaults on its monthly installment payments (of the net investment in direct financing and sales-type lease) or the payment of value-added services. Therefore, both of these receivables are secured by the commercial vehicles leased to the lessee customers and the Company uses the same credit control to evaluate the risk of credit loss.

Impaired net investment in direct financing and sales-type lease and receivable from value-added services

Net investment in direct financing and sales-type leases and receivables from value-added services is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the lease. The net investment in direct financing and sales-type leases and receivables from value-added services will be reviewed for impairment. Included in these amounts are leases that are in default, non-performing or in bankruptcy. Based on our non-performing direct financing and sales-type leases experience from those leases that were either matured or in the stage that were close to maturities, we also assess and make provision for performing loans. Recognition of income is suspended and a lease is placed on non-accrual status when management determines that collection of future income is not probable. Accrual is resumed, and previously suspended income is recognized, when the lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired leases are recorded against the receivable and then to any unrecognized income.

Allowance for credit loss activity

In estimating the allowance for credit loss, the Company reviews the net investment in direct financing and sales-type lease and receivable from value-added services that are non-performing or in bankruptcy. The allowance for credit loss as of June 30, 2012 and December 31, 2011 were as follows:

	June 30,	December 31,
	2012	2011
	(unaudited)

Balance at the beginning of the period	$5,544	$1,745
Provision during the period	4,287	4,271
Bad debts written off	(1,409)	(472)
Balance at the end of the period	$8,422	$5,544

Credit quality of finance receivables

The credit quality of net investment in sales-type lease and receivable from value-added services is reviewed on a quarterly basis. Credit quality indicators include performing and non-performing. Non-performing is defined as receivables past due and/or on nonaccrual status or in bankruptcy. The receivables not meeting the criteria listed above are considered performing. Non-performing receivables have the highest probability for credit loss. The allowance for credit loss attributable to non-performing receivables is based on the most probable source of repayment, which is normally the residual value of commercial vehicles. In determining residual value of the commercial vehicles, the Company refers to the second-hand market values of the commercial vehicles as a reference.

The carrying amount of the performing and non-performing finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$363,981	$—	$363,981
Accounts receivable	4,587	24,805	29,392
	$368,568	$24,805	$393,373

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivable	5,909	19,448	25,357
	$449,467	$19,448	$468,915

The carrying amount of the impaired finance receivables as of June 30, 2012 and December 31, 2011 was as follows:

June 30, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$11,497	$527	$10,970
Accounts receivable	19,371	7,895	11,476
	$30,868	$8,422	$22,446

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivable	10,327	4,830	5,497
	$20,890	$5,544	$15,346

The analysis of the age of the carrying amount of the overdue receivables as of June 30, 2012 and December 31, 2012 were as follows:

	June 30,	December 31,
	2012	2011

Less than 90 days	$19,928	$16,116
Over 90 days	12,772	8,162
	32,700	24,278
Less: allowance for credit losses	(7,895)	(4,830)
Total	$24,805	$19,448

For the three and six months ended June 30, 2012 and 2011, the related amount of interest income recognized for impaired finance receivables was $1,059, $394, $2,033 and $788, respectively.